Condensed Financial Information of Tingo Group, Inc (Details) - Schedule of consolidated balance sheets wittout tingo - Tingo Group Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 14,924	$ 29,674
Related party receivables	114,657	107,952
Other current assets	98	2,308
Total current assets	129,679	139,934
Other non-current assets	239	600
Equity method investments	1,200,886	5,062
Total long-term assets	1,201,125	5,662
Total assets	1,330,804	145,596
LIABILITIES TEMPORARY EQUITY AND EQUITY
Other current liabilities	7,125	1,496
Total current liabilities	7,125	1,496
Redeemable preferred stock Series B: $0.001 par value, 33,687.21 shares authorized and 0 shares issued and outstanding as of December 31, 2022 and 2021, respectively.	553,035
Stockholders’ Equity:
Redeemable preferred stock Series A: $0.001 par value, 2,604.28 shares authorized and 0 shares issued and outstanding as of December 31, 2022 and 2021, respectively.	3
Common stock; $0.001 par value, 250,000,000 shares authorized, 157,599,882 and 122,435,576 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	158	122
Additional paid in capital	889,579	220,786
Accumulated other comprehensive loss	4,367	(414)
Accumulated deficit	(123,463)	(76,394)
Total equity	770,644	144,100
Total liabilities temporary equity and equity	$ 1,330,804	$ 145,596